MS P-3 12/14

SUPPLEMENT DATED DECEMBER 31, 2014

TO THE PROSPECTUS DATED MAY 1, 2014

 OF

FRANKLIN MUTUAL SERIES FUNDS

(Franklin Mutual Beacon Fund, Franklin Mutual European Fund, Franklin Mutual Financial Services Fund, Franklin Mutual Global Discovery Fund, Franklin Mutual International Fund, Franklin Mutual Quest Fund, Franklin Mutual Shares Fund)

The Prospectus is amended as follows:

I.  For Franklin Mutual Financial Services Fund, the “Fund Summary – Portfolio Managers” section on page 41 is revised as follows:

Portfolio Managers

Andrew Sleeman, CFA   Portfolio Manager of Franklin Mutual and portfolio manager of the Fund since 2009.

Andrew Dinnhaupt, CFA   Portfolio Manager of Franklin Mutual and portfolio manager of the Fund since January 2014.

Richard Cetlin   Portfolio Manager of Franklin Mutual and portfolio manager of the Fund since 2010.

II.  For Franklin Mutual Financial Services Fund, the below “Fund Details – Management” section information beginning on page 103 is revised as follows:

Management

Franklin Mutual Financial Services Fund

Andrew Sleeman   Co-Portfolio Manager

Andrew Dinnhaupt   Co-Portfolio Manager

Richard Cetlin   Assistant Portfolio Manager

Richard Cetlin   Portfolio Manager of Franklin Mutual

Mr. Cetlin has been a portfolio manager for Franklin Mutual Financial Services Fund since 2010. He joined Franklin Templeton Investments in 2010. Prior to joining Franklin Templeton Investments, he was a consultant for Asian Century Quest, a hedge fund focused on the Asian-Pacific region and as a senior vice president and senior analyst for U.S. banking and specialty finance at AllianceBernstein.

Andrew Dinnhaupt, CFA   Portfolio Manager of Franklin Mutual

Mr. Dinnhaupt has been a portfolio manager for Franklin Mutual Financial Services Fund since January 2014 and assumed the duties of co-lead portfolio manager in December 2014. He joined Franklin Templeton Investments in 2011. Prior to joining Franklin Templeton Investments, he was a portfolio manager and senior analyst covering the global financial services sector for RBC Capital Markets.

Andrew Sleeman, CFA   Portfolio Manager of Franklin Mutual

Mr. Sleeman has been a lead portfolio manager of the Franklin Mutual International Fund since inception and had previously been a lead portfolio manager of the Franklin Mutual Financial Services Fund since 2009. He assumed the duties of co-lead portfolio manager of the Franklin Mutual Financial Services Fund in December 2014. He joined Franklin Templeton Investments in 2007.

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